As filed with the Securities and Exchange Commission on November 15, 2002
                                             Securities Act File No. 2-69877
                                    Investment Company Act File No. 811-3111
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                     ____________________________________
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
                          Pre-Effective Amendment No.                  [ ]
                        Post-Effective Amendment No. 27                [X]
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                 [X]
                              Amendment No. 28                         [X]
                       (Check appropriate box or boxes)
                     ____________________________________
                            CMA(R) TAX-EXEMPT FUND
              (Exact Name of Registrant as Specified in Charter)
                     ____________________________________
                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

     (Registrant's Telephone Number, including Area Code): (609) 282-2800
                     ____________________________________
                                TERRY K. GLENN
                            CMA(R) Tax-Exempt Fund
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                     ____________________________________

                                       Copies to:
          Counsel for the Fund:                     Philip L. Kirstein, Esq.
     SIDLEY AUSTIN BROWN & WOOD LLP               FUND ASSET MANAGEMENT, L.P.
           787 Seventh Avenue                            P.O. Box 9011
    New York, New York 10019-6018             Princeton, New Jersey 08543-9011
    Attention: Thomas R. Smith, Jr., Esq.

                                Jeffrey S. Alexander, Esq.
                  MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                               1400 Merrill Lynch Drive
                             Pennington, New Jersey 08534
                            ____________________________________

It is proposed that this filing will become effective (check appropriate box)
       | | immediately upon filing pursuant to paragraph (b)
       |X| on December 18, 2002 pursuant to paragraph (b)
       |_| 60 days after filing pursuant to paragraph (a)(1)
       |_| on (date) pursuant to paragraph (a)(1)
       |_| 75 days after filing pursuant to paragraph (a)(2)
       |_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
       |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ____________________________________
     Title of Securities Being Registered: Shares of Beneficial Interest,
                           par value $.10 per share.
                            ____________________________________
    Master Tax-Exempt Trust also has executed this Registration Statement.

==============================================================================

      Parts A, B and C to the CMA Tax-Exempt Fund's ( the "Fund") Post-Effective Amendment No. 26 to the Fund's Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 27 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on September 19, 2002 (the "Post-Effective Amendment"), are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of November 18, 2002. It is proposed that the Post-Effective Amendment becomes effective on December 18, 2002, pursuant to Rule 485(b)(1)(iii) under the Securities Act.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 15th day of November, 2002.

                                    CMA TAX-EXEMPT FUND
                                        (Registrant)


                            By: /s/ Donald C. Burke
                                ----------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)

      Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

          Signatures                    Title                 Date
          ----------                    -----                 ----

        TERRY K. GLENN*             President and
--------------------------------       Trustee
       (Terry K. Glenn)          (Principal Executive
                                       Officer)

        DONALD C. BURKE*          Vice President and
--------------------------------      Treasurer
       (Donald C. Burke)         (Principal Financial
                                    and Accounting
                                       Officer)

       RONALD W. FORBES*               Trustee
--------------------------------
      (Ronald W. Forbes)

    CYNTHIA A. MONTGOMERY*             Trustee
--------------------------------
    (Cynthia A. Montgomery)

      CHARLES C. REILLY*               Trustee
--------------------------------
      (Charles C. Reilly)

        KEVIN A. RYAN*                 Trustee
--------------------------------
        (Kevin A. Ryan)

      ROSCOE S. SUDDARTH*              Trustee
--------------------------------
     (Roscoe S. Suddarth)

       RICHARD R. WEST*                Trustee
--------------------------------
       (Richard R. West)

      EDWARD D. ZINBARG*               Trustee
--------------------------------
      (Edward D. Zinbarg)

By:    /s/ Donald C. Burke                                    November 15, 2002
       -------------------------
      (Donald C. Burke, Attorney-
       in-Fact)

      Master Tax-Exempt Trust hereby certifies that CMA Tax-Exempt Fund meets all requirements for effectiveness of this Registration Statement of CMA Tax Exempt Fund pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement of CMA Tax-Exempt Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 15th day of November 2002.

                             MASTER TAX-EXEMPT TRUST
                                    (Registrant)


                         By: /s/ Donald C. Burke
                             ------------------------------------
                            (Donald C. Burke, Vice President and Treasurer)

      Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following person in the capacities and on the date indicated.

          Signatures                    Title
          ----------                    -----

        TERRY R. GLENN*         President and Trustee
------------------------------- (Principal Executive
      (Terry K. Glenn)                Officer)

       DONALD C. BURKE*           Vice President and
-------------------------------        Treasurer
       (Donald C. Burke)         (Principal Financial
                                    and Accounting
                                       Officer)

       RONALD W. FORBES*               Trustee
--------------------------------
      (Ronald W. Forbes)

    CYNTHIA A. MONTGOMERY*             Trustee
--------------------------------
    (Cynthia A. Montgomery)

      CHARLES C. REILLY*               Trustee
--------------------------------
      (Charles C. Reilly)

        KEVIN A. RYAN*                 Trustee
--------------------------------
        (Kevin A. Ryan)

      ROSCOE S. SUDDARTH*              Trustee
--------------------------------
     (Roscoe S. Suddarth)

       RICHARD R. WEST*                Trustee
--------------------------------
       (Richard R. West)

      EDWARD D. ZINBARG*               Trustee
--------------------------------
      (Edward D. Zinbarg)

*By: /s/ Donald C. Burke                                      November 15, 2002
     ---------------------------
    (Donald C. Burke, Attorney-in
     -Fact)